INVESTMENTS IN SUBSIDIARIES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Total	$ 31,312	$ 45,410	$ 41,450
Lan Peru S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .	Foreign
Country of origin	Peru
Lan Argentina S.A. [Member]
Disclosure of subsidiaries [line items]
Country of origin	Argentina
Non-Controlling Interest [Member]
Disclosure of subsidiaries [line items]
Total		$ 45,410	$ 31,312	$ 41,450
Non-Controlling Interest [Member] | Lan Peru S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .	0 - E
Country of origin	Peru
Percentage of income attributable to subsidiaries	30.00%	30.00%	30.00%
Total	$ 1,012	$ 360	$ (649)
Non-Controlling Interest [Member] | Lan Cargo S.A. And Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No .	93.383.000-4
Country of origin	Chile
Percentage of income attributable to subsidiaries	0.10196%	0.10196%	0.10196%
Total	$ (395)	$ (4)	$ (7)
Non-Controlling Interest [Member] | Promotora Aerea Latinoamericana S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No .	0 - E
Country of origin	Mexico
Percentage of income attributable to subsidiaries	0.00%	51.00%	51.00%
Total		$ 1,416	$ 96
Non-Controlling Interest [Member] | Inversora Cordillera S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No .	0 - E
Country of origin	Argentina
Percentage of income attributable to subsidiaries	0.1394%	0.1394%	0.7042%
Total	$ 183	$ 117	$ 364
Non-Controlling Interest [Member] | Lan Argentina S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .	0 - E
Country of origin	Argentina
Percentage of income attributable to subsidiaries	0.0289%	0.0284%	0.1344%
Total	$ 39	$ 24	$ 77
Non-Controlling Interest [Member] | Americonsult de Guatemala S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .	0 - E
Country of origin	Guatemala
Percentage of income attributable to subsidiaries	1.00%	1.00%	1.00%
Total			$ (4)
Non-Controlling Interest [Member] | Americonsult S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No .	0 - E
Country of origin	Mexico
Percentage of income attributable to subsidiaries	0.20%	0.20%	0.00%
Total	$ 2
Non-Controlling Interest [Member] | Linea Aerea Carguera de Colombiana S.A. [Mmeber]
Disclosure of subsidiaries [line items]
Tax No .	0 - E
Country of origin	Colombia
Percentage of income attributable to subsidiaries	10.00%	10.00%	10.00%
Total	$ 58	$ 398	$ (106)
Non-Controlling Interest [Member] | Aerolineas Regionales de Integracion Aires S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .	0 - E
Country of origin	Colombia
Percentage of income attributable to subsidiaries	0.7988%	0.8094%	0.8094%
Total	$ (41)	$ 4	$ (140)
Non-Controlling Interest [Member] | Transportes Aereos del Mercosur S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .	0 - E
Country of origin	Paraguay
Percentage of income attributable to subsidiaries	5.02%	5.02%	5.02%
Total	$ 717	$ 299	$ 146
Non-Controlling Interest [Member] | Multiplus S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .	0 - E
Country of origin	Brazil
Percentage of income attributable to subsidiaries	27.26%	27.26%	27.26%
Total	$ 29,737	$ 42,796	$ 41,673